Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accrued expenses and other	$ 402	$ 70
Book over tax depreciation	7	7
Stock-based compensation	52	52
Convertible notes	(201)	93
Capitalized R&D and trademarks	138	1,527
Unrealized gain/loss oncrypto assets	155
Net operating loss carryforward	38,143	32,195
R&D credit carryforward	3,393	3,511
Capitalized start-up costs	895
Other
Total deferred tax assets	42,984	37,455
Less: Valuation allowance	(42,984)	(37,455)
Total deferred tax assets: